UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	5/31

Date of reporting period:	5/31/25

Item 1.	Reports to Stockholders.

Brookstone Active ETF

(BAMA) Cboe BZX Exchange, Inc.

Annual Shareholder Report - May 31, 2025

Fund Overview

This annual shareholder report contains important information about Brookstone Active ETF for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-active-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Active ETF	$99	0.95%

How did the Fund perform during the reporting period?

From June 1, 2024, through May 31, 2025, U.S. equities rose 13.52%, as measured by the S&P 500 Index, reflecting resilience in a complex macroeconomic environment. Gains were supported by stable corporate earnings and strong investor enthusiasm for artificial intelligence and other productivity-enhancing technologies. While performance continued to be concentrated in large-cap technology and communication services firms, market breadth improved modestly in late 2024. Equities experienced brief but sharp pullbacks in March and April amid renewed trade tensions and tariff announcements but quickly rebounded as companies adapted to cost pressures and policymakers signaled efforts to de-escalate.

Fixed income markets also posted solid results. U.S. taxable investment-grade bonds, as measured by the Bloomberg U.S. Aggregate Bond Index (the "Index"), returned 5.46% over the 12-month period. The Index advanced 2.94% in the second half of 2024, supported by moderating inflation, cooling wage growth, and improving consumer sentiment. Credit-sensitive sectors, including corporate bonds and securitized assets, outperformed Treasuries as spreads tightened and demand for yield remained strong.

In early 2025, the bond index rose an additional 2.41%, despite persistent inflation and stronger-than-expected economic activity. Although hopes for near-term rate cuts faded, high-quality income remained attractive amid solid fundamentals and continued confidence in eventual Federal Reserve (the "Fed") accommodation. Overall, fixed income performance reflected a delicate balance between easing expectations and economic resilience.

Throughout the period, the Federal Reserve held its benchmark interest rate at a 22-year high, maintaining a restrictive stance in response to inflation that remained above its 2% target. This policy backdrop played a central role in shaping investor sentiment across asset classes. While early signs of disinflation and moderating wage growth supported risk assets, policymakers remained cautious, delaying rate cuts until clearer progress emerged. By early 2025, however, the Fed adopted a more dovish tone, signaling that easing could begin later in the year if inflation trends continued to improve. This shift helped support both equity and fixed income markets, reinforcing the broader rebound from earlier volatility and anchoring expectations for a more accommodative policy environment ahead.

During the same period, the Fund gained 9.04%, slightly underperforming its benchmark, the Dow Jones Moderate Portfolio Index, which returned 9.83%. The underperformance was primarily due to the Fund's higher allocation to U.S. equities and fixed income, whereas the benchmark includes a globally diversified mix of stocks, bonds, and cash, represented by multiple sub-indexes.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Active ETF - NAV
Dow Jones Moderate Portfolio Index
S&P 500® Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$14,159
$12,594
$12,391
09/27/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25

	Brookstone Active ETF - NAV	Dow Jones Moderate Portfolio Index	S&P 500® Index
09/27/23	$10,000	$10,000	$10,000
09/30/23	$10,024	$10,039	$10,033
10/31/23	$9,872	$9,762	$9,822
11/30/23	$10,488	$10,442	$10,719
12/31/23	$10,853	$10,960	$11,206
01/31/24	$10,949	$10,894	$11,395
02/29/24	$11,263	$11,103	$12,003
03/31/24	$11,516	$11,371	$12,389
04/30/24	$11,175	$11,013	$11,883
05/31/24	$11,549	$11,282	$12,473
06/30/24	$11,815	$11,355	$12,920
07/31/24	$11,961	$11,650	$13,077
08/31/24	$12,186	$11,864	$13,395
09/30/24	$12,377	$12,109	$13,681
10/31/24	$12,247	$11,871	$13,557
11/30/24	$12,742	$12,239	$14,352
12/31/24	$12,478	$11,897	$14,010
01/31/25	$12,711	$12,169	$14,400
02/28/25	$12,641	$12,140	$14,212
03/31/25	$12,168	$11,914	$13,412
04/30/25	$12,119	$12,006	$13,321
05/31/25	$12,594	$12,391	$14,159

Average Annual Total Returns

	1 Year	Since Inception (September 27, 2023)
Brookstone Active ETF - NAV	9.04%	14.75%
Dow Jones Moderate Portfolio Index	9.83%	13.64%
S&P 500® Index	13.52%	23.05%
Bloomberg U.S. Aggregate Bond Index	5.46%	6.44%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$41,566,782
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$239,154
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Fixed Income	33.0%
Equity	65.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 Growth ETF	23.9%
SPDR Portfolio S&P 500 ETF	21.9%
SPDR Portfolio S&P 500 Value ETF	19.5%
SPDR Portfolio Aggregate Bond ETF	16.7%
iShares 0-3 Month Treasury Bond ETF	16.3%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Brookstone Active ETF

Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  (https://www.brookstoneam.com/brookstone-active-etf). including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053125-BAMA

Brookstone Dividend Stock ETF

(BAMD) Cboe BZX Exchange, Inc.

Annual Shareholder Report - May 31, 2025

Fund Overview

This annual shareholder report contains important information about Brookstone Dividend Stock ETF for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-dividend-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Dividend Stock ETF	$93	0.89%

How did the Fund perform during the reporting period?

For the period from June 1, 2024, through May 31, 2025, U.S. equities rose 13.52%, as measured by the S&P 500 Index. Equity markets demonstrated resilience amid a complex macroeconomic environment, supported by stable corporate earnings and sustained investor enthusiasm for artificial intelligence and other productivity-enhancing technologies. As in prior periods, gains were concentrated in a relatively narrow group of large-cap technology and communication services firms, although market breadth modestly improved in the second half of the period.

Market volatility spiked in March and April following renewed trade tensions and the announcement of new tariffs targeting a range of imported goods, particularly from China. Concerns over rising input costs, potential retaliatory measures, and disruptions to global supply chains triggered brief but sharp market pullbacks. However, equities ultimately rebounded as companies demonstrated flexibility in managing cost pressures and policymakers signaled that negotiations remained ongoing to avoid further escalation.

The Federal Reserve (the "Fed") maintained its benchmark interest rate at a 22-year high throughout the 12-month span, continuing its restrictive policy stance amid persistent inflation. Although some data pointed to cooling price pressures, inflation remained above the Fed’s 2% target for most of the period. As a result, policymakers opted to delay rate cuts until more definitive progress toward price stability was observed. By early 2025, the Fed adopted a slightly more dovish tone, indicating that rate reductions could be appropriate later in the year if disinflation trends continued.

During the same period, the Fund returned 9.18%, slightly underperforming its benchmark, the Dow Jones U.S. Select Dividend Total Return Index, which gained 9.82%. The fund’s underperformance was largely driven by security selection, with Gilead Sciences, Kinder Morgan, AT&T, International Paper Company, and Entergy contributing most significantly to relative returns. This performance highlights the fund’s ability to identify dividend-paying companies with strong fundamentals and favorable risk/reward profiles, even in a selectively rising equity market.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Dividend Stock ETF - NAV
S&P 500® Index
Dow Jones US Select Dividend Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$14,159
$13,143
$13,001
09/27/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25

	Brookstone Dividend Stock ETF - NAV	S&P 500® Index	Dow Jones US Select Dividend Index
09/27/23	$10,000	$10,000	$10,000
09/30/23	$10,032	$10,033	$10,023
10/31/23	$9,792	$9,822	$9,753
11/30/23	$10,606	$10,719	$10,437
12/31/23	$11,086	$11,206	$11,042
01/31/24	$10,877	$11,395	$10,849
02/29/24	$10,972	$12,003	$10,988
03/31/24	$11,665	$12,389	$11,716
04/30/24	$11,410	$11,883	$11,353
05/31/24	$12,039	$12,473	$11,838
06/30/24	$11,846	$12,920	$11,597
07/31/24	$12,664	$13,077	$12,477
08/31/24	$13,332	$13,395	$12,862
09/30/24	$13,592	$13,681	$13,120
10/31/24	$13,687	$13,557	$13,093
11/30/24	$14,332	$14,352	$13,925
12/31/24	$13,278	$14,010	$12,878
01/31/25	$13,383	$14,400	$13,229
02/28/25	$13,646	$14,212	$13,564
03/31/25	$13,654	$13,412	$13,296
04/30/25	$13,016	$13,321	$12,716
05/31/25	$13,143	$14,159	$13,001

Average Annual Total Returns

	1 Year	Since Inception (September 27, 2023)
Brookstone Dividend Stock ETF - NAV	9.18%	17.70%
S&P 500® Index	13.52%	23.05%
Dow Jones US Select Dividend Index	9.82%	16.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$91,956,045
  Number of Portfolio Holdings30
  Advisory Fee (net of recoupments)$581,357
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Technology	2.5%
Industrials	2.9%
Health Care	3.4%
Consumer Discretionary	3.7%
Materials	5.9%
Communications	7.0%
Energy	7.4%
Real Estate	13.6%
Financials	16.3%
Consumer Staples	16.5%
Utilities	20.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kinder Morgan, Inc.	4.2%
Huntington Bancshares, Inc.	3.8%
Altria Group, Inc.	3.8%
Crown Castle International Corp.	3.8%
Ford Motor Company	3.7%
WEC Energy Group, Inc.	3.6%
AT&T, Inc.	3.5%
Eversource Energy	3.5%
Kimberly-Clark Corporation	3.5%
Duke Energy Corporation	3.5%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Brookstone Dividend Stock ETF

Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  (https://www.brookstoneam.com/brookstone-dividend-stock-etf). including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053125-BAMD

Brookstone Growth Stock ETF

(BAMG) Cboe BZX Exchange, Inc.

Annual Shareholder Report - May 31, 2025

Fund Overview

This annual shareholder report contains important information about Brookstone Growth Stock ETF for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-growth-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Growth Stock ETF	$97	0.89%

How did the Fund perform during the reporting period?

For the period from June 1, 2024, through May 31, 2025, U.S. equities rose 13.52%, as measured by the S&P 500 Index. Equity markets demonstrated resilience amid a complex macroeconomic environment, supported by stable corporate earnings and sustained investor enthusiasm for artificial intelligence and other productivity-enhancing technologies. As in prior periods, gains were concentrated in a relatively narrow group of large-cap technology and communication services firms, although market breadth modestly improved in the latter half of the period.

Volatility spiked in March and April following renewed trade tensions and the announcement of new tariffs on a range of imported goods, particularly from China. Concerns over rising input costs, potential retaliatory measures, and disruptions to global supply chains led to brief but sharp market pullbacks. Nevertheless, equities rebounded as companies exhibited flexibility in managing cost pressures and policymakers signaled that negotiations remained active to prevent further escalation.

The Federal Reserve (the "Fed") held its benchmark interest rate at a 22-year high throughout the 12-month period, maintaining a restrictive stance in the face of persistent inflation. While certain data pointed to easing price pressures, inflation remained above the Fed’s 2% target for much of the year. As a result, policymakers postponed rate cuts until more definitive signs of disinflation emerged. By early 2025, the Fed struck a more dovish tone, suggesting that rate reductions could be appropriate later in the year if inflation continued to decline.

During the same period, the Fund returned 17.54%, underperforming its benchmark, the S&P 500 Growth Total Return Index, which rose 20.56%. The performance lag was primarily driven by asset allocation decisions—most notably an underweight to the Financials and Communication Services sectors—and relative positioning within Consumer Discretionary and Consumer Staples. While security selection remained disciplined, sector-level exposures were the dominant contributors to the relative underperformance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Growth Stock ETF - NAV
S&P 500® Growth Index
Dow Jones Industrial Average®
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$15,425
$13,990
$12,971
09/26/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25

	Brookstone Growth Stock ETF - NAV	S&P 500® Growth Index	Dow Jones Industrial Average®
09/26/23	$10,000	$10,003	$10,000
09/30/23	$10,100	$10,058	$9,967
10/31/23	$9,692	$9,815	$9,841
11/30/23	$10,661	$10,676	$10,742
12/31/23	$11,210	$11,073	$11,272
01/31/24	$11,390	$11,393	$11,419
02/29/24	$11,915	$12,225	$11,705
03/31/24	$12,043	$12,485	$11,963
04/30/24	$11,478	$11,997	$11,375
05/31/24	$11,903	$12,790	$11,668
06/30/24	$12,475	$13,682	$11,812
07/31/24	$12,567	$13,504	$12,345
08/31/24	$13,027	$13,800	$12,596
09/30/24	$13,323	$14,191	$12,842
10/31/24	$13,207	$14,102	$12,681
11/30/24	$14,202	$14,940	$13,663
12/31/24	$13,881	$15,068	$12,961
01/31/25	$14,396	$15,472	$13,581
02/28/25	$13,950	$15,022	$13,392
03/31/25	$12,936	$13,791	$12,849
04/30/25	$13,082	$14,099	$12,453
05/31/25	$13,990	$15,425	$12,971

Average Annual Total Returns

	1 Year	Since Inception (September 26, 2023)
Brookstone Growth Stock ETF - NAV	17.54%	22.13%
S&P 500® Growth Index	20.56%	29.44%
Dow Jones Industrial Average®	11.16%	16.75%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$106,297,735
  Number of Portfolio Holdings30
  Advisory Fee (net of recoupments)$628,441
  Portfolio Turnover63%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Consumer Staples	3.3%
Health Care	5.8%
Financials	7.1%
Industrials	9.9%
Communications	12.9%
Consumer Discretionary	13.4%
Technology	46.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Intuit, Inc.	4.1%
CME Group, Inc.	3.9%
Microsoft Corporation	3.8%
Tesla, Inc.	3.8%
Uber Technologies, Inc.	3.7%
NVIDIA Corporation	3.7%
ServiceNow, Inc.	3.5%
Visa, Inc., Class A	3.5%
Autodesk, Inc.	3.4%
McDonald's Corporation	3.4%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Brookstone Growth Stock ETF

Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  (https://www.brookstoneam.com/brookstone-growth-stock-etf). including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053125-BAMG

Brookstone Intermediate Bond ETF

(BAMB) Cboe BZX Exchange, Inc.

Annual Shareholder Report - May 31, 2025

Fund Overview

This annual shareholder report contains important information about Brookstone Intermediate Bond ETF for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-intermediate-bond-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Intermediate Bond ETF	$97	0.95%

How did the Fund perform during the reporting period?

U.S. taxable investment-grade bonds, as measured by the Bloomberg U.S. Aggregate Bond Index (the "Index"), returned 5.46% over the 12-month period ended May 31, 2025. This performance reflected moderate gains in the second half of 2024 and continued strength in early 2025, despite persistent volatility and shifting expectations around monetary policy.

From June through December 2024, the Index rose 2.94%, supported by growing investor confidence that the Federal Reserve (the "Fed") was nearing the start of an easing cycle. Signs of moderating inflation, cooling wage growth, and improving consumer sentiment created a more constructive environment for fixed income. Credit-sensitive sectors, including corporate bonds and securitized assets, outperformed Treasuries as credit spreads tightened and demand for yield remained strong.

In the first five months of 2025, the Index advanced an additional 2.41%. Although inflation stayed above the Fed’s 2% target and economic activity exceeded expectations, demand for high-quality income remained firm. While hopes for imminent rate cuts faded, the bond market was supported by solid fundamentals and the expectation of eventual policy accommodation.

Despite a volatile backdrop shaped by shifting inflation data and evolving Fed guidance, the bond market posted solid results for the period. The Index ultimately reflected a tug-of-war between optimism for monetary easing and recalibration in response to stronger-than-expected economic resilience.

For the same 12-month period, the Fund returned 5.21%, modestly trailing the Index. This underperformance was primarily due to three factors: a higher allocation to U.S. government bonds and a lower allocation to securitized and investment-grade credit relative to the benchmark, as well as a shorter effective duration of 4.8 years compared to 6.0 years for the Index.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Intermediate Bond ETF - NAV
Bloomberg U.S. Aggregate Bond Index
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$11,061
$10,890
09/26/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25

	Brookstone Intermediate Bond ETF - NAV	Bloomberg U.S. Aggregate Bond Index
09/26/23	$10,000	$10,000
09/30/23	$10,004	$9,983
10/31/23	$9,984	$9,825
11/30/23	$10,145	$10,270
12/31/23	$10,286	$10,663
01/31/24	$10,310	$10,634
02/29/24	$10,266	$10,484
03/31/24	$10,311	$10,581
04/30/24	$10,230	$10,313
05/31/24	$10,350	$10,488
06/30/24	$10,444	$10,588
07/31/24	$10,668	$10,835
08/31/24	$10,790	$10,991
09/30/24	$10,905	$11,138
10/31/24	$10,651	$10,862
11/30/24	$10,720	$10,976
12/31/24	$10,593	$10,797
01/31/25	$10,647	$10,854
02/28/25	$10,841	$11,093
03/31/25	$10,874	$11,097
04/30/25	$11,007	$11,141
05/31/25	$10,890	$11,061

Average Annual Total Returns

	1 Year	Since Inception (September 26, 2023)
Brookstone Intermediate Bond ETF - NAV	5.21%	5.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	6.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$63,010,752
  Number of Portfolio Holdings6
  Advisory Fee (net of recoupments)$388,724
  Portfolio Turnover56%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Fixed Income	99.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 3-7 Year Treasury Bond ETF	20.0%
Schwab Intermediate-Term U.S. Treasury ETF	19.9%
iShares 7-10 Year Treasury Bond ETF	19.8%
iShares iBonds Dec 2031 Term Treasury ETF	13.3%
iShares iBonds Dec 2032 Term Treasury ETF	13.2%
iShares iBonds Dec 2033 Term Treasury ETF	13.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Brookstone Intermediate Bond ETF

Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  (https://www.brookstoneam.com/brookstone-intermediate-bond-etf). including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053125-BAMB

Brookstone Opportunities ETF

(BAMO) Cboe BZX Exchange, Inc.

Annual Shareholder Report - May 31, 2025

Fund Overview

This annual shareholder report contains important information about Brookstone Opportunities ETF for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-opportunities-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Opportunities ETF	$99	0.95%

How did the Fund perform during the reporting period?

From June 1, 2024, through May 31, 2025, U.S. equities rose 13.52%, as measured by the S&P 500 Index, reflecting resilience in a complex macroeconomic environment. Gains were supported by stable corporate earnings and strong investor enthusiasm for artificial intelligence and other productivity-enhancing technologies. While performance continued to be concentrated in large-cap technology and communication services firms, market breadth improved modestly in late 2024. Equities experienced brief but sharp pullbacks in March and April amid renewed trade tensions and tariff announcements but quickly rebounded as companies adapted to cost pressures and policymakers signaled efforts to de-escalate.

Fixed income markets also posted solid results. U.S. taxable investment-grade bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 5.45% over the 12-month period. The Index advanced 2.94% in the second half of 2024, supported by moderating inflation, cooling wage growth, and improving consumer sentiment. Credit-sensitive sectors, including corporate bonds and securitized assets, outperformed Treasuries as spreads tightened and demand for yield remained strong.

In early 2025, the Index rose an additional 2.41%, despite persistent inflation and stronger-than-expected economic activity. Although hopes for near-term rate cuts faded, high-quality income remained attractive amid solid fundamentals and continued confidence in eventual Federal Reserve (the "Fed") accommodation. Overall, fixed income performance reflected a delicate balance between easing expectations and economic resilience.

Throughout the period, the Federal Reserve held its benchmark interest rate at a 22-year high, maintaining a restrictive stance in response to inflation that remained above its 2% target. This policy backdrop played a central role in shaping investor sentiment across asset classes. While early signs of disinflation and moderating wage growth supported risk assets, policymakers remained cautious, delaying rate cuts until clearer progress emerged. By early 2025, however, the Fed adopted a more dovish tone, signaling that easing could begin later in the year if inflation trends continued to improve. This shift helped support both equity and fixed income markets, reinforcing the broader rebound from earlier volatility and anchoring expectations for a more accommodative policy environment ahead.

During the same period, the Fund gained 9.14%, slightly underperforming its benchmark, the Dow Jones Moderate Portfolio Index, which returned 9.83%. The underperformance was primarily due to the Brookstone Active ETF's higher allocation to U.S. equities and fixed income, whereas the benchmark includes a globally diversified mix of stocks, bonds, and cash, represented by multiple sub-indexes.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Opportunities ETF - NAV
Dow Jones Moderate Portfolio Index
S&P 500® Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$14,159
$12,475
$12,391
09/27/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25

	Brookstone Opportunities ETF - NAV	Dow Jones Moderate Portfolio Index	S&P 500® Index
09/27/23	$10,000	$10,000	$10,000
09/30/23	$10,024	$10,039	$10,033
10/31/23	$9,924	$9,762	$9,822
11/30/23	$10,496	$10,442	$10,719
12/31/23	$10,823	$10,960	$11,206
01/31/24	$10,936	$10,894	$11,395
02/29/24	$11,238	$11,103	$12,003
03/31/24	$11,407	$11,371	$12,389
04/30/24	$11,098	$11,013	$11,883
05/31/24	$11,431	$11,282	$12,473
06/30/24	$11,709	$11,355	$12,920
07/31/24	$11,806	$11,650	$13,077
08/31/24	$11,951	$11,864	$13,395
09/30/24	$12,133	$12,109	$13,681
10/31/24	$12,064	$11,871	$13,557
11/30/24	$12,563	$12,239	$14,352
12/31/24	$12,380	$11,897	$14,010
01/31/25	$12,637	$12,169	$14,400
02/28/25	$12,490	$12,140	$14,212
03/31/25	$12,021	$11,914	$13,412
04/30/25	$11,963	$12,006	$13,321
05/31/25	$12,475	$12,391	$14,159

Average Annual Total Returns

	1 Year	Since Inception (September 27, 2023)
Brookstone Opportunities ETF - NAV	9.14%	14.10%
Dow Jones Moderate Portfolio Index	9.83%	13.64%
S&P 500® Index	13.52%	23.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$39,898,831
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$219,569
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Fixed Income	42.0%
Equity	55.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	26.4%
SPDR Dow Jones Industrial Average ETF	24.5%
iShares 0-3 Month Treasury Bond ETF	21.0%
SPDR Bloomberg 1-3 Month T-Bill ETF	21.0%
Invesco Nasdaq 100 ETF	4.9%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Brookstone Opportunities ETF

Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  (https://www.brookstoneam.com/brookstone-opportunities-etf). including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053125-BAMO

Brookstone Ultra-Short Bond ETF

(BAMU) Cboe BZX Exchange, Inc.

Annual Shareholder Report - May 31, 2025

Fund Overview

This annual shareholder report contains important information about Brookstone Ultra-Short Bond ETF for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-ultra-short-bond-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Ultra-Short Bond ETF	$97	0.95%

How did the Fund perform during the reporting period?

U.S. taxable investment-grade bonds, as measured by the Bloomberg U.S. Aggregate Bond Index (the "Index"), returned 5.46% over the 12-month period ended May 31, 2025. This performance reflected moderate gains in the second half of 2024 and continued strength in early 2025, despite persistent volatility and shifting expectations around monetary policy.

From June through December 2024, the Index rose 2.94%, supported by growing investor confidence that the Federal Reserve (the "Fed") was nearing the start of an easing cycle. Signs of moderating inflation, cooling wage growth, and improving consumer sentiment contributed to a more favorable backdrop for fixed income. Credit-sensitive sectors, including corporate bonds and securitized assets, outperformed Treasuries as credit spreads tightened and demand for yield remained strong.

In the first five months of 2025, the Index advanced an additional 2.41%. Although inflation remained above the Fed’s 2% target and economic activity exceeded expectations, demand for high-quality income remained resilient. While hopes for imminent rate cuts diminished, the bond market was supported by solid fundamentals and expectations of eventual policy accommodation.

Despite a volatile backdrop shaped by shifting inflation data and evolving Fed communications, the bond market delivered solid results. The Bloomberg U.S. Aggregate Bond Index ultimately reflected a tug-of-war between optimism over monetary policy easing and recalibration in response to stronger-than-expected economic resilience.

Over the same period, the Fund returned 3.72%, trailing its benchmark, the Bloomberg U.S. Treasury Bills: 1–3 Months Index, which gained 4.82%. This underperformance was primarily due to the Fund slightly longer effective duration of approximately 4 months, compared to 1.2 months for the benchmark—leaving it modestly more exposed to shifts at the very front end of the interest rate curve.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Ultra-Short Bond ETF - NAV
Bloomberg 1-3 Months U.S. Treasury Bill Index
Bloomberg U.S. Aggregate Bond Index
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$11,061
$10,873
$10,685
09/26/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25

	Brookstone Ultra-Short Bond ETF - NAV	Bloomberg 1-3 Months U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
09/26/23	$10,000	$10,000	$10,000
09/30/23	$10,008	$10,006	$9,983
10/31/23	$10,048	$10,052	$9,825
11/30/23	$10,092	$10,097	$10,270
12/31/23	$10,128	$10,144	$10,663
01/31/24	$10,161	$10,188	$10,634
02/29/24	$10,196	$10,231	$10,484
03/31/24	$10,229	$10,278	$10,581
04/30/24	$10,261	$10,322	$10,313
05/31/24	$10,301	$10,373	$10,488
06/30/24	$10,334	$10,416	$10,588
07/31/24	$10,375	$10,463	$10,835
08/31/24	$10,419	$10,513	$10,991
09/30/24	$10,456	$10,558	$11,138
10/31/24	$10,485	$10,599	$10,862
11/30/24	$10,516	$10,641	$10,976
12/31/24	$10,552	$10,684	$10,797
01/31/25	$10,577	$10,723	$10,854
02/28/25	$10,607	$10,758	$11,093
03/31/25	$10,632	$10,795	$11,097
04/30/25	$10,661	$10,833	$11,141
05/31/25	$10,685	$10,873	$11,061

Average Annual Total Returns

	1 Year	Since Inception (September 26, 2023)
Brookstone Ultra-Short Bond ETF - NAV	3.72%	4.02%
Bloomberg 1-3 Months U.S. Treasury Bill Index	4.82%	5.11%
Bloomberg U.S. Aggregate Bond Index	5.46%	6.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$71,851,670
  Number of Portfolio Holdings5
  Advisory Fee (net of recoupments)$450,770
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Fixed Income	99.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares iBonds Dec 2025 Term Treasury ETF	20.0%
iShares 0-3 Month Treasury Bond ETF	19.9%
SPDR Bloomberg 1-3 Month T-Bill ETF	19.9%
SPDR Bloomberg 3-12 Month T-Bill ETF	19.9%
Invesco Short Term Treasury ETF	19.8%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Brookstone Ultra-Short Bond ETF

Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  (https://www.brookstoneam.com/brookstone-ultra-short-bond-etf). including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053125-BAMU

Brookstone Value Stock ETF

(BAMV) Cboe BZX Exchange, Inc.

Annual Shareholder Report - May 31, 2025

Fund Overview

This annual shareholder report contains important information about Brookstone Value Stock ETF for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-value-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Value Stock ETF	$95	0.91%

How did the Fund perform during the reporting period?

For the period from June 1, 2024, through May 31, 2025, U.S. equities rose 13.52%, as measured by the S&P 500 Index. Equity markets demonstrated resilience amid a complex macroeconomic environment, supported by stable corporate earnings and sustained investor enthusiasm for artificial intelligence and other productivity-enhancing technologies. As in prior periods, gains were concentrated in a relatively narrow group of large-cap technology and communication services firms, although market breadth modestly improved in the latter half of the period.

Volatility spiked in March and April following renewed trade tensions and the announcement of new tariffs on a range of imported goods, particularly from China. Concerns over rising input costs, potential retaliatory measures, and disruptions to global supply chains led to brief but sharp market pullbacks. Nevertheless, equities rebounded as companies exhibited flexibility in managing cost pressures and policymakers signaled that negotiations remained active to prevent further escalation.

The Federal Reserve (the "Fed") held its benchmark interest rate at a 22-year high throughout the 12-month period, maintaining a restrictive stance in the face of persistent inflation. While certain data pointed to easing price pressures, inflation remained above the Fed’s 2% target for much of the year. As a result, policymakers postponed rate cuts until more definitive signs of disinflation emerged. By early 2025, the Fed struck a more dovish tone, suggesting that rate reductions could be appropriate later in the year if inflation continued to decline.

During the same period, the Brookstone Value Stock ETF gained 7.89%, outperforming its benchmark, the S&P 500 Value Total Return Index, which rose 5.04%. The outperformance was driven by both security selection and asset allocation effects. At the security level, key contributors included Cisco Systems, Starbucks, CVS Health, Cognizant Technology Solutions, and Salesforce. From an asset allocation standpoint, overweight exposures to the Financials, Health Care, and Industrials sectors added positively to relative performance.

The fund's results reflect a disciplined approach to value investing, emphasizing fundamental strength and sector positioning to deliver consistent results across varying market conditions.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Value Stock ETF - NAV
S&P 500® Value Index
Dow Jones Industrial Average®
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$12,971
$12,885
$12,727
09/26/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25

	Brookstone Value Stock ETF - NAV	S&P 500® Value Index	Dow Jones Industrial Average®
09/26/23	$10,000	$10,000	$10,000
09/30/23	$9,964	$10,013	$9,967
10/31/23	$9,832	$9,841	$9,841
11/30/23	$10,755	$10,782	$10,742
12/31/23	$11,310	$11,379	$11,272
01/31/24	$11,358	$11,412	$11,419
02/29/24	$11,647	$11,760	$11,705
03/31/24	$12,145	$12,295	$11,963
04/30/24	$11,675	$11,767	$11,375
05/31/24	$11,943	$12,117	$11,668
06/30/24	$11,721	$12,037	$11,812
07/31/24	$12,289	$12,609	$12,345
08/31/24	$12,602	$12,982	$12,596
09/30/24	$12,756	$13,127	$12,842
10/31/24	$12,659	$12,960	$12,681
11/30/24	$13,420	$13,709	$13,663
12/31/24	$12,675	$12,777	$12,961
01/31/25	$13,290	$13,147	$13,581
02/28/25	$13,214	$13,202	$13,392
03/31/25	$12,993	$12,812	$12,849
04/30/25	$12,580	$12,355	$12,453
05/31/25	$12,885	$12,727	$12,971

Average Annual Total Returns

	1 Year	Since Inception (September 26, 2023)
Brookstone Value Stock ETF - NAV	7.89%	16.29%
S&P 500® Value Index	5.04%	15.44%
Dow Jones Industrial Average®	11.16%	16.75%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$94,982,232
  Number of Portfolio Holdings30
  Advisory Fee (net of recoupments)$558,270
  Portfolio Turnover71%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Consumer Discretionary	2.6%
Communications	3.5%
Real Estate	3.7%
Energy	6.2%
Financials	7.3%
Consumer Staples	9.9%
Industrials	17.6%
Health Care	21.1%
Technology	27.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Boeing Company (The)	4.0%
Fidelity National Information Services, Inc.	3.9%
Charles Schwab Corporation (The)	3.8%
General Dynamics Corporation	3.7%
Lockheed Martin Corporation, B	3.7%
Advanced Micro Devices, Inc.	3.6%
Equifax, Inc.	3.6%
Digital Realty Trust, Inc.	3.6%
Kenvue, Inc.	3.5%
Walt Disney Company (The)	3.5%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Brookstone Value Stock ETF

Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  (https://www.brookstoneam.com/brookstone-value-stock-etf). including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053125-BAMV

Brookstone Yield ETF

(BAMY) Cboe BZX Exchange, Inc.

Annual Shareholder Report - May 31, 2025

Fund Overview

This annual shareholder report contains important information about Brookstone Yield ETF for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-yield-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Yield ETF	$99	0.95%

How did the Fund perform during the reporting period?

From June 1, 2024, through May 31, 2025, both U.S. equities and taxable investment-grade bonds experienced notable fluctuations amid shifting economic conditions and evolving Federal Reserve (the "Fed") policy.

U.S. equities rose 13.52%, as measured by the S&P 500 Index, reflecting resilience in a complex macroeconomic environment. Gains were supported by stable corporate earnings and strong investor enthusiasm for artificial intelligence and other productivity-enhancing technologies, though performance remained concentrated in large-cap technology and communication services. Market breadth improved modestly in late 2024. Equities experienced brief pullbacks in March and April amid renewed trade tensions but quickly rebounded as companies adapted and policymakers moved to ease frictions.

Fixed income markets also delivered solid results. The Bloomberg U.S. Aggregate Bond Index returned 5.46% for the 12-month period, including a 2.94% gain in the second half of 2024, supported by moderating inflation, softening wage growth, and improving investor sentiment. Credit-sensitive sectors outperformed Treasuries as spreads tightened and demand for yield remained strong. In early 2025, the Index added another 2.41%, as investors maintained a preference for high-quality income despite persistent inflation and stronger-than-expected economic data.

The Federal Reserve held its benchmark interest rate at a 22-year high throughout the period, maintaining a restrictive stance as inflation remained above its 2% target. While early signs of disinflation and labor market cooling supported risk assets, the Fed stayed cautious, deferring rate cuts. By early 2025, however, officials adopted a more dovish tone, signaling that policy easing could begin later in the year—helping to stabilize markets and anchor investor expectations.

During the same period, the Fund returned 8.86%, slightly underperforming its benchmark, the Bloomberg U.S. Corporate High Yield Index, which gained 9.32%. The ETF’s results were constrained by subdued equity volatility for much of the year, which limited premiums from its buy-write strategies, while the benchmark benefited from tight credit spreads and a relatively stable economic backdrop.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Yield ETF - NAV
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Corporate High Yield Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$12,024
$11,930
$11,103
09/27/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25

	Brookstone Yield ETF - NAV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
09/27/23	$10,000	$10,000	$10,000
09/30/23	$10,052	$10,021	$10,021
10/31/23	$9,896	$9,863	$9,904
11/30/23	$10,357	$10,310	$10,353
12/31/23	$10,577	$10,704	$10,739
01/31/24	$10,736	$10,675	$10,739
02/29/24	$10,935	$10,524	$10,770
03/31/24	$11,137	$10,621	$10,897
04/30/24	$10,824	$10,353	$10,795
05/31/24	$11,045	$10,529	$10,913
06/30/24	$11,138	$10,628	$11,017
07/31/24	$11,163	$10,877	$11,231
08/31/24	$11,304	$11,033	$11,414
09/30/24	$11,433	$11,181	$11,599
10/31/24	$11,480	$10,903	$11,536
11/30/24	$11,775	$11,019	$11,669
12/31/24	$11,710	$10,838	$11,619
01/31/25	$11,838	$10,896	$11,778
02/28/25	$11,865	$11,135	$11,857
03/31/25	$11,692	$11,140	$11,735
04/30/25	$11,790	$11,183	$11,733
05/31/25	$12,024	$11,103	$11,930

Average Annual Total Returns

	1 Year	Since Inception (September 27, 2023)
Brookstone Yield ETF - NAV	8.86%	11.62%
Bloomberg U.S. Aggregate Bond Index	5.46%	6.44%
Bloomberg U.S. Corporate High Yield Index	9.32%	11.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$37,942,057
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$218,132
  Portfolio Turnover81%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Fixed Income	19.8%
Equity	80.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Nasdaq Equity Premium Income ETF	20.7%
JPMorgan Equity Premium Income ETF	19.9%
Global X Nasdaq 100 Covered Call ETF	19.8%
Eldridge BBB-B CLO ETF	19.8%
Global X S&P 500 Covered Call ETF	19.6%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Brookstone Yield ETF

Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  (https://www.brookstoneam.com/brookstone-yield-etf). including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053125-BAMY

(a)

(b)	Not applicable

Item 2.	Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Joseph Breslin is the audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Joseph Breslin is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4.	Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025	$122,000
2024	$118,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025	$28,000
2024	$28,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended May 31, 2024 and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended May 31,2024 and 2025, respectively, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Joseph Breslin, Thomas Sarkany and Charles Ranson

Item 6.	Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Brookstone Dividend Stock ETF (BAMD)
Brookstone Growth Stock ETF (BAMG)
Brookstone Value Stock ETF (BAMV)
Brookstone Intermediate Bond ETF (BAMB)
Brookstone Ultra-Short Bond ETF (BAMU)
Brookstone Active ETF (BAMA)
Brookstone Opportunities ETF (BAMO)
Brookstone Yield ETF (BAMY)

Annual Financial Statements
and Additional Information
May 31, 2025

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ASSET MANAGEMENT - 3.1%
29,973	T Rowe Price Group, Inc.	$2,805,173

	AUTOMOTIVE - 3.7%
331,145	Ford Motor Company	3,437,285

	BANKING - 10.0%
224,095	Huntington Bancshares, Inc.	3,502,605
69,416	Truist Financial Corporation	2,741,932
68,458	US Bancorp	2,984,084
		9,228,621
	BIOTECH & PHARMA - 3.4%
28,542	Gilead Sciences, Inc.	3,141,903

	CHEMICALS - 5.9%
81,160	Dow, Inc.	2,251,378
77,453	FMC Corporation	3,141,494
		5,392,872
	ELECTRIC UTILITIES - 20.5%
29,916	American Electric Power Company, Inc.	3,096,007
55,294	Dominion Energy, Inc.	3,133,511
27,448	Duke Energy Corporation	3,231,179
52,012	Edison International	2,894,468
49,868	Eversource Energy	3,231,945
30,515	WEC Energy Group, Inc.	3,278,531
		18,865,641
	FOOD - 9.2%
125,452	Conagra Brands, Inc.	2,871,596
53,209	General Mills, Inc.	2,887,121
101,027	Kraft Heinz Company (The)	2,700,452

	HEALTH CARE REIT - 3.0%
158,372	Healthpeak Properties, Inc.	2,757,257

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HOUSEHOLD PRODUCTS - 3.5%
22,479	Kimberly-Clark Corporation	$3,231,581

	INFRASTRUCTURE REIT - 3.8%
34,569	Crown Castle International Corp.	3,468,999

	INSURANCE - 3.2%
28,175	Prudential Financial, Inc.	2,927,101

	OIL & GAS PRODUCERS - 7.4%
136,381	Kinder Morgan, Inc.	3,824,123
36,651	ONEOK, Inc.	2,962,867
		6,786,990
	RETAIL REIT - 3.3%
55,492	Realty Income Corporation	3,141,957

	SELF-STORAGE REIT - 3.4%
20,413	Extra Space Storage, Inc.	3,085,425

	TECHNOLOGY HARDWARE - 2.5%
93,331	HP, Inc.	2,323,942

	TELECOMMUNICATIONS - 7.1%
117,683	AT&T, Inc.	3,271,588
73,097	Verizon Communications, Inc.	3,213,344
		6,484,932
	TOBACCO & CANNABIS - 3.8%
57,504	Altria Group, Inc.	3,485,317

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TRANSPORTATION & LOGISTICS - 2.9%
26,958	United Parcel Service, Inc., Class B	$2,629,482

	TOTAL COMMON STOCKS (Cost $89,529,473)	$91,653,647

	TOTAL INVESTMENTS - 99.7% (Cost $89,529,473)	$91,653,647
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	302,398
	NET ASSETS - 100.0%	$91,956,045

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 3.4%
26,248	RTX Corporation	$3,582,327

	AUTOMOTIVE - 3.8%
11,726	Tesla, Inc.(a)	4,062,590

	BIOTECH & PHARMA - 5.8%
11,401	Amgen, Inc.	3,285,540
3,868	Eli Lilly & Company	2,853,308
		6,138,848
	E-COMMERCE DISCRETIONARY - 3.2%
16,381	Amazon.com, Inc.(a)	3,358,269

	HOUSEHOLD PRODUCTS - 3.4%
38,370	Colgate-Palmolive Company	3,566,108

	INSTITUTIONAL FINANCIAL SERVICES - 3.9%
14,337	CME Group, Inc.	4,143,393

	INTERNET MEDIA & SERVICES - 12.9%
20,085	Alphabet, Inc., Class A	3,449,398
17,581	Expedia Group, Inc.	2,931,632
5,281	Meta Platforms, Inc., Class A	3,419,395
46,602	Uber Technologies, Inc.(a)	3,922,024
		13,722,449
	LEISURE FACILITIES & SERVICES - 6.4%
77,925	Las Vegas Sands Corporation	3,207,393
11,424	McDonald’s Corporation	3,585,422
		6,792,815
	MACHINERY - 3.3%
10,052	Caterpillar, Inc.	3,498,398

	SEMICONDUCTORS - 6.9%
21,895	Applied Materials, Inc.	3,432,041

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SEMICONDUCTORS - 6.9% (Continued)
28,580	NVIDIA Corporation	$3,862,016
		7,294,057
	SOFTWARE - 30.4%
12,246	Autodesk, Inc.(a)	3,626,286
32,241	Fortinet, Inc.(a)	3,281,489
5,756	Intuit, Inc.	4,336,973
8,870	Microsoft Corporation	4,083,393
21,308	Oracle Corporation	3,527,113
18,420	Palo Alto Networks, Inc.(a)	3,544,376
11,501	Salesforce, Inc.	3,052,020
3,685	ServiceNow, Inc.(a)	3,725,867
5,665	Tyler Technologies, Inc.(a)	3,268,648
		32,446,165
	SPECIALTY FINANCE - 3.2%
11,585	American Express Company	3,406,569

	TECHNOLOGY HARDWARE - 2.8%
14,682	Apple, Inc.	2,948,880

	TECHNOLOGY SERVICES - 6.5%
37,781	TransUnion	3,235,187
10,149	Visa, Inc., Class A	3,706,313
		6,941,500
	TRANSPORTATION & LOGISTICS - 3.2%
108,524	CSX Corporation	3,428,273

	TOTAL COMMON STOCKS (Cost $104,604,661)	105,330,641

	TOTAL INVESTMENTS - 99.1% (Cost $104,604,661)	$105,330,641
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	967,094
	NET ASSETS - 100.0%	$106,297,735

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2%
	AEROSPACE & DEFENSE - 11.4%
18,325	Boeing Company (The)(a)	$3,799,139
12,789	General Dynamics Corporation	3,561,609
7,248	Lockheed Martin Corporation, Class B	3,496,290
		10,857,038
	APPAREL & TEXTILE PRODUCTS - 2.6%
40,099	NIKE, Inc., Class B	2,429,598

	ASSET MANAGEMENT - 3.8%
40,723	Charles Schwab Corp./The	3,597,470

	BEVERAGES - 6.4%
18,653	Constellation Brands, Inc., Class A	3,325,644
21,194	PepsiCo, Inc.	2,785,951
		6,111,595
	BIOTECH & PHARMA - 11.9%
55,208	Bristol-Myers Squibb Company	2,665,442
19,523	Johnson & Johnson	3,030,166
35,591	Merck & Company, Inc.	2,734,812
123,324	Pfizer, Inc.	2,896,881
		11,327,301
	DATA CENTER REIT - 3.6%
20,212	Digital Realty Trust, Inc.	3,466,762

	ELECTRICAL EQUIPMENT - 6.2%
40,078	Fortive Corporation	2,813,075
32,156	Otis Worldwide Corporation	3,066,074
		5,879,149
	ENTERTAINMENT CONTENT - 3.5%
29,431	Walt Disney Company (The)	3,326,880

	HEALTH CARE FACILITIES & SERVICES - 6.7%
49,862	CVS Health Corporation	3,193,163
8,141	Elevance Health, Inc.	3,124,841
		6,318,004

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	HOUSEHOLD PRODUCTS - 3.5%
139,883	Kenvue, Inc.	$3,339,007

	INSURANCE - 3.5%
6,568	Berkshire Hathaway, Inc., Class B(a)	3,310,009

	MEDICAL EQUIPMENT & DEVICES - 2.6%
6,070	Thermo Fisher Scientific, Inc.	2,445,117

	OIL & GAS PRODUCERS - 6.2%
20,725	Chevron Corporation	2,833,108
29,541	Exxon Mobil Corporation	3,022,044
		5,855,152
	SEMICONDUCTORS - 9.9%
31,405	Advanced Micro Devices, Inc.(a)	3,477,476
20,220	QUALCOMM, Inc.	2,935,944
16,506	Texas Instruments, Inc.	3,018,122
		9,431,542
	SOFTWARE - 3.2%
7,290	Adobe, Inc.(a)	3,026,006

	TECHNOLOGY HARDWARE - 3.4%
28,697	Dell Technologies, Inc., Class C	3,193,115

	TECHNOLOGY SERVICES - 10.8%
13,136	Equifax, Inc.	3,470,400
46,786	Fidelity National Information Services, Inc.	3,724,634
44,117	PayPal Holdings, Inc.(a)	3,100,543
		10,295,577

	TOTAL COMMON STOCKS (Cost $94,962,280)	94,209,322

	TOTAL INVESTMENTS - 99.2% (Cost $94,962,280)	$94,209,322
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	772,910
	NET ASSETS - 100.0%	$94,982,232

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE INTERMEDIATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	FIXED INCOME - 99.4%
106,402	iShares 3-7 Year Treasury Bond ETF	$12,575,653
131,797	iShares 7-10 Year Treasury Bond ETF	12,464,042
411,990	iShares iBonds Dec 2031 Term Treasury ETF	8,355,157
366,357	iShares iBonds Dec 2032 Term Treasury ETF	8,341,949
343,894	iShares iBonds Dec 2033 Term Treasury ETF	8,325,674
505,682	Schwab Intermediate-Term U.S. Treasury ETF	12,545,970
		62,608,445

	TOTAL EXCHANGE-TRADED FUNDS (Cost $61,519,219)	62,608,445

	TOTAL INVESTMENTS - 99.4% (Cost $61,519,219)	$62,608,445
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	402,307
	NET ASSETS - 100.0%	$63,010,752

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE ULTRA-SHORT BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	FIXED INCOME - 99.5%
134,971	Invesco Short Term Treasury ETF	$14,246,864
142,022	iShares 0-3 Month Treasury Bond ETF	14,303,036
613,590	iShares iBonds Dec 2025 Term Treasury ETF	14,333,462
155,841	SPDR Bloomberg 1-3 Month T-Bill ETF	14,296,853
143,702	SPDR Bloomberg 3-12 Month T-Bill ETF	14,289,727
		71,469,942

	TOTAL EXCHANGE-TRADED FUNDS (Cost $71,367,483)	71,469,942

	TOTAL INVESTMENTS - 99.5% (Cost $71,367,483)	$71,469,942
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	381,728
	NET ASSETS - 100.0%	$71,851,670

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE ACTIVE ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	EQUITY - 65.3%
131,018	SPDR Portfolio S&P 500 ETF	$9,083,478
111,007	SPDR Portfolio S&P 500 Growth ETF	9,956,217
159,742	SPDR Portfolio S&P 500 Value ETF	8,095,725
		27,135,420
	FIXED INCOME - 33.0%
67,190	iShares 0-3 Month Treasury Bond ETF	6,766,705
274,599	SPDR Portfolio Aggregate Bond ETF	6,944,609
		13,711,314

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,795,212)	40,846,734

	TOTAL INVESTMENTS - 98.3% (Cost $34,795,212)	$40,846,734
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	720,048
	NET ASSETS - 100.0%	$41,566,782

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.8%
	EQUITY - 55.8%
9,215	Invesco Nasdaq 100 ETF	$1,969,706
23,155	SPDR Dow Jones Industrial Average ETF	9,791,092
19,432	Vanguard S&P 500 ETF	10,527,481

	FIXED INCOME - 42.0%
83,202	iShares 0-3 Month Treasury Bond ETF	8,379,273
91,196	SPDR Bloomberg 1-3 Month T-Bill ETF	8,366,320
		16,745,593

	TOTAL EXCHANGE-TRADED FUNDS (Cost $35,918,754)	39,033,872

	TOTAL INVESTMENTS - 97.8% (Cost $35,918,754)	$39,033,872
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%	864,959
	NET ASSETS - 100.0%	$39,898,831

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE YIELD ETF
SCHEDULE OF INVESTMENTS
May 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 80.0%
459,407	Global X Nasdaq 100 Covered Call ETF	$7,520,493
194,527	Global X S&P 500 Covered Call ETF	7,450,384
134,363	JPMorgan Equity Premium Income ETF	7,536,421
149,320	JPMorgan Nasdaq Equity Premium Income ETF	7,858,711
		30,366,009
	FIXED INCOME - 19.8%
278,951	Eldridge BBB-B CLO ETF	7,506,571

	TOTAL EXCHANGE-TRADED FUNDS (Cost $36,821,311)	37,872,580

	TOTAL INVESTMENTS - 99.8% (Cost $36,821,311)	$37,872,580
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	69,477
	NET ASSETS - 100.0%	$37,942,057

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2025

	Brookstone	Brookstone	Brookstone	Brookstone
	Dividend Stock	Growth Stock	Value Stock	Intermediate Bond
	ETF	ETF	ETF	ETF
ASSETS
Investment securities:
At cost	$89,529,473	$104,604,661	$94,962,280	$61,519,219
At value	$91,653,647	$105,330,641	$94,209,322	$62,608,445
Cash and cash equivalents	928,650	985,561	989,558	911,591
Dividends and interest receivable	424,160	102,010	167,928	2,810
Prepaid expenses and other assets	—	—	769	559
TOTAL ASSETS	93,006,457	106,418,212	95,367,577	63,523,405

LIABILITIES
Distributions Payable	952,913	—	277,200	424,468
Investment advisory fees payable	50,669	55,613	51,793	34,835
Payable to related parties	10,646	10,696	10,261	11,462
Accrued expenses and other liabilities	36,184	54,168	46,091	41,888
TOTAL LIABILITIES	1,050,412	120,477	385,345	512,653
NET ASSETS	$91,956,045	$106,297,735	$94,982,232	$63,010,752

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$90,462,787	$108,670,488	$98,554,745	$61,939,651
Accumulated earnings (deficit)	1,493,258	(2,372,753)	(3,572,513)	1,071,101
NET ASSETS	$91,956,045	$106,297,735	$94,982,232	$63,010,752

Net Asset Value Per Share:
Shares:
Net Assets	$91,956,045	$106,297,735	$94,982,232	$63,010,752
Shares of beneficial interest outstanding	2,990,000	3,080,000	3,080,000	2,420,000

Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$30.75	$34.51	$30.84	$26.04

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2025

	Brookstone	Brookstone	Brookstone	Brookstone
	Ultra-Short Bond	Active	Opportunities	Yield
	ETF	ETF	ETF	ETF
ASSETS
Investment securities:
At cost	$71,367,483	$34,795,212	$35,918,754	$36,821,311
At value	$71,469,942	$40,846,734	$39,033,872	$37,872,580
Cash and cash equivalents	999,920	897,449	875,627	864,107
Receivable for Investments sold	—	—	9,112,163	—
Receivable for Fund shares sold	—	—	9,140,231	—
Dividends and interest receivable	2,981	2,804	8,715	2,240
Prepaid expenses and other assets	631	391	371	345
TOTAL ASSETS	72,473,474	41,747,378	58,170,979	38,739,272

LIABILITIES
Distributions Payable	527,820	112,185	107,640	738,166
Payable for investments purchased	—	—	8,959,121	—
Investment advisory fees payable	39,294	20,319	18,797	21,686
Payable for Fund shares redeemed	—	—	9,137,105	—
Payable to related parties	7,335	10,529	5,335	4,907
Accrued expenses and other liabilities	47,355	37,563	44,150	32,456
TOTAL LIABILITIES	621,804	180,596	18,272,148	797,215
NET ASSETS	$71,851,670	$41,566,782	$39,898,831	$37,942,057

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$71,734,407	$35,513,422	$36,783,559	$36,653,374
Accumulated earnings	117,263	6,053,360	3,115,272	1,288,683
NET ASSETS	$71,851,670	$41,566,782	$39,898,831	$37,942,057

Net Asset Value Per Share:
Shares:
Net Assets	$71,851,670	$41,566,782	$39,898,831	$37,942,057
Shares of beneficial interest outstanding	2,850,000	1,350,000	1,310,000	1,430,000

Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$25.21	$30.79	$30.46	$26.53

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2025

	Brookstone	Brookstone	Brookstone	Brookstone
	Dividend Stock	Growth Stock	Value Stock	Intermediate Bond
	ETF	ETF	ETF	ETF
INVESTMENT INCOME
Dividends	$3,926,363	$978,539	$1,806,234	$2,157,691
Interest	27,540	39,843	33,172	19,370
TOTAL INVESTMENT INCOME	3,953,903	1,018,382	1,839,406	2,177,061

EXPENSES
Investment advisory fees	563,633	614,271	544,534	378,579
Administrative services fees	86,767	90,865	83,318	62,875
Professional fees	20,204	20,204	20,204	20,815
Compliance officer fees	16,214	17,032	16,547	12,925
Custodian fees	13,387	14,155	14,417	5,962
Legal fees	13,380	17,154	15,807	16,485
Trustees fees and expenses	12,219	15,013	15,023	14,773
Printing expenses	9,155	14,824	13,253	8,200
Transfer agent fees	7,331	10,140	6,866	6,059
Insurance expense	948	1,004	346	302
Other expenses	11,755	16,663	14,907	16,906
TOTAL EXPENSES	754,993	831,325	745,222	543,881

Less: Expenses recaptured by the Adviser	17,724	14,170	13,736	10,145
TOTAL FEES RECAPTURED	17,724	14,170	13,736	10,145

NET EXPENSES	772,717	845,495	758,958	554,026
NET INVESTMENT INCOME	3,181,186	172,887	1,080,448	1,623,035

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(539,380)	(3,074,271)	(2,798,586)	(8,518)
Net realized gain from in-kind redemptions	11,732,870	22,823,517	15,110,867	854,314
Net change in unrealized appreciation (depreciation) on investments	(7,175,985)	(6,975,839)	(7,680,055)	458,941
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	4,017,505	12,773,407	4,632,226	1,304,737

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,198,691	$12,946,294	$5,712,674	$2,927,772

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2025

	Brookstone	Brookstone	Brookstone	Brookstone
	Ultra-Short Bond	Active	Opportunities	Yield
	ETF	ETF	ETF	ETF
INVESTMENT INCOME
Dividends	$2,988,715	$900,497	$847,020	$2,818,277
Interest	60,712	35,438	33,711	18,145
TOTAL INVESTMENT INCOME	3,049,427	935,935	880,731	2,836,422

EXPENSES
Investment advisory fees	430,682	256,149	240,774	232,349
Administrative services fees	73,567	32,274	34,832	24,247
Professional fees	20,815	20,824	20,824	18,973
Legal fees	18,198	18,768	15,881	18,022
Trustees fees and expenses	12,879	14,713	12,849	12,833
Transfer agent fees	11,234	8,018	8,790	8,688
Compliance officer fees	9,377	10,875	10,550	12,105
Printing expenses	8,675	6,863	5,698	4,405
Custodian fees	6,530	5,867	5,629	5,645
Insurance expense	316	260	258	263
Other expenses	17,278	16,883	17,152	16,400
TOTAL EXPENSES	609,551	391,494	373,237	353,930

Less: Expenses recaptured by the Adviser	20,088	—	—	—
Plus: Contractual Fees waived and/or expenses reimbursed by the Adviser	—	(16,995)	(21,205)	(14,217)
TOTAL FEES WAIVED/(RECAPTURED)	20,088	(16,995)	(21,205)	(14,217)

NET EXPENSES	629,639	374,499	352,032	339,713
NET INVESTMENT INCOME	2,419,788	561,436	528,699	2,496,709

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments	21,091	—	—	463,587
Net realized gain from in-kind redemptions	1,279	405,102	2,550,605	27,328
Net change in unrealized appreciation (depreciation) on investments	(20,134)	2,383,423	95,234	41,110
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	2,236	2,788,525	2,645,839	532,025

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,422,024	$3,349,961	$3,174,538	$3,028,734

See accompanying notes which are an integral part of these financial statements.

Brookstone Dividend Stock ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Period Ended
	May 31, 2025	May 31, 2024 *
FROM OPERATIONS
Net investment income	$3,181,186	$1,543,382
Net realized gain (loss) from investments	(539,380)	678,453
Net realized gain from in-kind redemptions	11,732,870	395,615
Net change in unrealized appreciation (depreciation) on investments	(7,175,985)	9,300,159
Net increase in net assets resulting from operations	7,198,691	11,917,609

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(3,957,136)	(1,526,556)
Total distributions to shareholders	(3,957,136)	(1,526,556)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	52,391,473	68,526,421
Cost of shares redeemed	(39,311,852)	(3,293,105)
Transaction Fees (Note 5)	—	10,500
Net increase in net assets from shares of beneficial interest	13,079,621	65,243,816

TOTAL INCREASE IN NET ASSETS	16,321,176	75,634,869

NET ASSETS
Beginning of Period	75,634,869	—
End of Period	$91,956,045	$75,634,869

SHARE ACTIVITY
Shares Sold	1,620,000	2,690,000
Shares Redeemed	(1,200,000)	(120,000)
Net increase in shares of beneficial interest outstanding	420,000	2,570,000

*	Brookstone Dividend Stock ETF commenced operations on September 27, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone Growth Stock ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Period Ended
	May 31, 2025	May 31, 2024 *
FROM OPERATIONS
Net investment income	$172,887	$88,985
Net realized gain (loss) from investments	(3,074,271)	1,027,742
Net realized gain from in-kind redemptions	22,823,517	712,432
Net change in unrealized appreciation (depreciation) on investments	(6,975,839)	7,701,819
Net increase in net assets resulting from operations	12,946,294	9,530,978

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,257,065)	(72,992)
Total distributions to shareholders	(1,257,065)	(72,992)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	123,524,389	74,437,562
Cost of shares redeemed	(108,259,205)	(4,562,726)
Transaction Fees (Note 5)	—	10,500
Net increase in net assets from shares of beneficial interest	15,265,184	69,885,336

TOTAL INCREASE IN NET ASSETS	26,954,413	79,343,322

NET ASSETS
Beginning of Period	79,343,322	—
End of Period	$106,297,735	$79,343,322

SHARE ACTIVITY
Shares Sold	3,590,000	2,830,000
Shares Redeemed	(3,180,000)	2,670,000
Net increase in shares of beneficial interest outstanding	410,000	2,670,000

*	Brookstone Growth Stock ETF commenced operations on September 26, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone Value Stock ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Period Ended
	May 31, 2025	May 31, 2024 *
FROM OPERATIONS
Net investment income	$1,080,448	$494,502
Net realized gain (loss) from investments	(2,798,586)	2,012,261
Net realized gain from in-kind redemptions	15,110,867	754,463
Net change in unrealized appreciation (depreciation) on investments	(7,680,055)	6,927,097
Net increase in net assets resulting from operations	5,712,674	10,188,323

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(3,109,522)	(491,550)
Total distributions to shareholders	(3,109,522)	(491,550)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	82,983,194	72,290,878
Cost of shares redeemed	(67,091,633)	(5,509,192)
Transaction Fees (Note 5)	—	9,060
Net increase in net assets from shares of beneficial interest	15,891,561	66,790,746

TOTAL INCREASE IN NET ASSETS	18,494,713	76,487,519

NET ASSETS
Beginning of Period	76,487,519	—
End of Period	$94,982,232	$76,487,519

SHARE ACTIVITY
Shares Sold	2,610,000	2,770,000
Shares Redeemed	(2,110,000)	(190,000)
Net increase in shares of beneficial interest outstanding	500,000	2,580,000

*	Brookstone Value Stock ETF commenced operations on September 26, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone Intermediate Bond ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Period Ended
	May 31, 2025	May 31, 2024 *
FROM OPERATIONS
Net investment income	$1,623,035	$854,715
Net realized loss from investments	(8,518)	(3,773)
Net realized gain from in-kind redemptions	854,314	—
Net change in unrealized appreciation on investments	458,941	630,285
Net increase in net assets resulting from operations	2,927,772	1,481,227

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(1,635,611)	(857,320)
Total distributions to shareholders	(1,635,611)	(857,320)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	32,072,901	54,344,912
Cost of shares redeemed	(25,328,129)	—
Transaction Fees (Note 5)	—	5,000
Net increase in net assets from shares of beneficial interest	6,744,772	54,349,912

TOTAL DECREASE IN NET ASSETS	8,036,933	54,973,819

NET ASSETS
Beginning of Period	54,973,819	—
End of Period	$63,010,752	$54,973,819

SHARE ACTIVITY
Shares Sold	1,230,000	2,160,000
Shares Redeemed	(970,000)	—
Net increase in shares of beneficial interest outstanding	260,000	2,160,000

*	Brookstone Intermediate Bond ETF commenced operations on September 26, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone Ultra-Short Bond ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Period Ended
	May 31, 2025	May 31, 2024 *
FROM OPERATIONS
Net investment income	$2,419,788	$1,293,436
Net realized gain from investments	21,091	—
Net realized gain from in-kind redemptions	1,279	23,807
Net change in unrealized appreciation (depreciation) on investments	(20,134)	122,593
Net increase in net assets resulting from operations	2,422,024	1,439,836

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(2,433,876)	(1,296,360)
Total distributions to shareholders	(2,433,876)	(1,296,360)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	10,618,569	70,931,046
Cost of shares redeemed	(1,013,267)	(8,824,302)
Transaction Fees (Note 5)	—	8,000
Net increase in net assets from shares of beneficial interest	9,605,302	62,114,744

TOTAL INCREASE IN NET ASSETS	9,593,450	62,258,220

NET ASSETS
Beginning of Period	62,258,220	—
End of Period	$71,851,670	$62,258,220

SHARE ACTIVITY
Shares Sold	420,000	2,820,000
Shares Redeemed	(40,000)	(350,000)
Net increase in shares of beneficial interest outstanding	380,000	2,470,000

*	Brookstone Ultra-Short Bond ETF commenced operations on September 26, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone Active ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Period Ended
	May 31, 2025	May 31, 2024 *
FROM OPERATIONS
Net investment income	$561,436	$274,541
Net realized gain from in-kind redemptions	405,102	125,372
Net change in unrealized appreciation on investments	2,383,423	3,668,099
Net increase in net assets resulting from operations	3,349,961	4,068,012

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(569,312)	(276,252)
Total distributions to shareholders	(569,312)	(276,252)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,533,608	34,221,992
Cost of shares redeemed	(2,409,663)	(1,357,564)
Transaction Fees (Note 5)	—	6,000
Net increase in net assets from shares of beneficial interest	2,123,945	32,870,428

TOTAL INCREASE IN NET ASSETS	4,904,594	36,662,188

NET ASSETS
Beginning of Period	36,662,188	—
End of Period	$41,566,782	$36,662,188

SHARE ACTIVITY
Shares Sold	150,000	1,330,000
Shares Redeemed	(80,000)	(50,000)
Net increase in shares of beneficial interest outstanding	70,000	1,280,000

*	Brookstone Active ETF commenced operations on September 27, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone Opportunities ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Period Ended
	May 31, 2025	May 31, 2024 *
FROM OPERATIONS
Net investment income	$528,699	$300,673
Net realized gain from in-kind redemptions	2,550,605	188,437
Net change in unrealized appreciation on investments	95,234	3,019,884
Net increase in net assets resulting from operations	3,174,538	3,508,994

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(536,401)	(302,253)
Total distributions to shareholders	(536,401)	(302,253)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	13,676,329	33,531,720
Cost of shares redeemed	(11,242,191)	(1,916,905)
Transaction Fees (Note 5)	—	5,000
Net increase in net assets from shares of beneficial interest	2,434,138	31,619,815

TOTAL INCREASE IN NET ASSETS	5,072,275	34,826,556

NET ASSETS
Beginning of Period	34,826,556	—
End of Period	$39,898,831	$34,826,556

SHARE ACTIVITY
Shares Sold	450,000	1,300,000
Shares Redeemed	(370,000)	(70,000)
Net increase in shares of beneficial interest outstanding	80,000	1,230,000

*	Brookstone Opportunities ETF commenced operations on September 27, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Period Ended
	May 31, 2025	May 31, 2024 *
FROM OPERATIONS
Net investment income	$2,496,709	$1,597,834
Net realized gain (loss) from investments	463,587	(208,107)
Net realized gain from in-kind redemptions	27,328	135,566
Net change in unrealized appreciation on investments	41,110	1,010,159
Net increase in net assets resulting from operations	3,028,734	2,535,452

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(2,706,613)	(1,601,515)
Total distributions to shareholders	(2,706,613)	(1,601,515)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	5,083,586	34,004,547
Cost of shares redeemed	(541,898)	(1,865,486)
Transaction Fees (Note 5)	—	5,250
Net increase in net assets from shares of beneficial interest	4,541,688	32,144,311

TOTAL INCREASE IN NET ASSETS	4,863,809	33,078,248

NET ASSETS
Beginning of Period	33,078,248	—
End of Period	$37,942,057	$33,078,248

SHARE ACTIVITY
Shares Sold	190,000	1,330,000
Shares Redeemed	(20,000)	(70,000)
Net increase in shares of beneficial interest outstanding	170,000	1,260,000

*	Brookstone Yield ETF commenced operations on September 27, 2023.

See accompanying notes which are an integral part of these financial statements.

Brookstone Dividend Stock ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Year Ended	For the Period Ended
	May 31, 2025	May 31, 2024(1)
Net asset value, beginning of period	$29.43	$25.00
Activity from investment operations:
Net investment income (2)	1.16	0.79
Net realized and unrealized gain on investments	1.58	4.27
Total from investment operations	2.74	5.06
Less distributions from:
Net investment income	(1.18)	(0.63)
Net realized gains	(0.24)	—
Total distributions	(1.42)	(0.63)
Net asset value, end of period	$30.75	$29.43
Total return (3)	9.18%	20.39	% (6)
Net assets, at end of period (000s)	$91,956	$75,635
Ratio of gross expenses to average net assets	0.87%	1.00	% (5)
Ratio of net expenses to average net assets	0.89%	0.95	% (5)
Ratio of net investment income to average net assets	3.68%	4.21	% (5)
Portfolio Turnover Rate (4)	19%	15	% (6)

(1)	The Brookstone Dividend Stock ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Growth Stock ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Year Ended	For the Period Ended
	May 31, 2025	May 31, 2024(1)
Net asset value, beginning of period	$29.72	$25.00
Activity from investment operations:
Net investment income (2)	0.06	0.05
Net realized and unrealized gain on investments	5.16	4.70
Total from investment operations	5.22	4.75
Less distributions from:
Net investment income	(0.43)	(0.03)
Total distributions	(0.43)	(0.03)
Net asset value, end of period	$34.51	$29.72
Total return (3)	17.54%	19.03	% (6)
Net assets, at end of period (000s)	$106,298	$79,343
Ratio of gross expenses to average net assets	0.88%	0.99	% (5)
Ratio of net expenses to average net assets	0.89%	0.95	% (5)
Ratio of net investment income to average net assets	0.18%	0.23	% (5)
Portfolio Turnover Rate (4)	63%	26	% (6)

(1)	The Brookstone Growth Stock ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Value Stock ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Year Ended	For the Period Ended
	May 31, 2025	May 31, 2024(1)
Net asset value, beginning of period	$29.65	$25.00
Activity from investment operations:
Net investment income (2)	0.40	0.25
Net realized and unrealized gain on investments	1.94	4.60
Total from investment operations	2.34	4.85
Less distributions from:
Net investment income	(1.15)	(0.20)
Total distributions	(1.15)	(0.20)
Net asset value, end of period	$30.84	$29.65
Total return (3)	7.89%	19.43	% (6)
Net assets, at end of period (000s)	$94,982	$76,488
Ratio of gross expenses to average net assets	0.89%	0.99	% (5)
Ratio of net expenses to average net assets	0.91%	0.95	% (5)
Ratio of net investment income to average net assets	1.29%	1.29	% (5)
Portfolio Turnover Rate (4)(5)	71%	25	% (6)

(1)	The Brookstone Value Stock ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Intermediate Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Year Ended	For the Period Ended
	May 31, 2025	May 31, 2024(1)
Net asset value, beginning of period	$25.45	$25.00
Activity from investment operations:
Net investment income (2)	0.73	0.52
Net realized and unrealized gain on investments	0.59	0.35
Total from investment operations	1.32	0.87
Less distributions from:
Net investment income	(0.73)	(0.42)
Total distributions	(0.73)	(0.42)
Net asset value, end of period	$26.04	$25.45
Total return (3)	5.21%	3.50	% (8)
Net assets, at end of period (000s)	$63,011	$54,974
Ratio of gross expenses to average net assets (5)	0.93%	1.12	% (7)
Ratio of net expenses to average net assets (5)	0.95%	0.95	% (7)
Ratio of net investment income to average net assets (4)	2.79%	2.98	% (7)
Portfolio Turnover Rate (6)	56%	79	% (8)

(1)	The Brookstone Intermediate Bond ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Ultra-Short Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Year Ended	For the Period Ended
	May 31, 2025	May 31, 2024(1)
Net asset value, beginning of period	$25.21	$25.00
Activity from investment operations:
Net investment income (2)	0.92	0.66
Net realized and unrealized gain on investments	— (9)	0.09
Total from investment operations	0.92	0.75
Less distributions from:
Net investment income	(0.92)	(0.54)
Total distributions	(0.92)	(0.54)
Net asset value, end of period	$25.21	$25.21
Total return (3)	3.72%	3.01	% (8)
Net assets, at end of period (000s)	$71,852	$62,258
Ratio of gross expenses to average net assets (5)	0.92%	1.05	% (7)
Ratio of net expenses to average net assets (5)	0.95%	0.95	% (7)
Ratio of net investment income to average net assets (4)	3.65%	3.82	% (7)
Portfolio Turnover Rate (6)	20%	0	% (8)

(1)	The Brookstone Ultra-Short Bond ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Amount represents less than $0.005.

See accompanying notes which are an integral part of these financial statements.

Brookstone Active ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Year Ended	For the Period Ended
	May 31, 2025	May 31, 2024(1)
Net asset value, beginning of period	$28.64	$25.00
Activity from investment operations:
Net investment income (2)	0.43	0.27
Net realized and unrealized gain on investments	2.16	3.60
Total from investment operations	2.59	3.87
Less distributions from:
Net investment income	(0.44)	(0.23)
Total distributions	(0.44)	(0.23)
Net asset value, end of period	$30.79	$28.64
Total return (3)	9.04%	15.49	% (8)
Net assets, at end of period (000s)	$41,567	$36,662
Ratio of gross expenses to average net assets (5)	0.99%	1.32	% (7)
Ratio of net expenses to average net assets (5)	0.95%	0.95	% (7)
Ratio of net investment income to average net assets (4)	1.42%	1.46	% (7)
Portfolio Turnover Rate (6)	0%	0	% (8)

(1)	The Brookstone Active ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Opportunities ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Year Ended	For the Period Ended
	May 31, 2025	May 31, 2024(1)
Net asset value, beginning of period	$28.31	$25.00
Activity from investment operations:
Net investment income (2)	0.43	0.31
Net realized and unrealized gain on investments	2.15	3.26
Total from investment operations	2.58	3.57
Less distributions
Net investment income	(0.43)	(0.26)
Total distributions	(0.43)	(0.26)
Net asset value, end of period	$30.46	$28.31
Total return (3)	9.14%	14.31	% (8)
Net assets, at end of period (000s)	$39,899	$34,827
Ratio of gross expenses to average net assets (5)	1.01%	1.35	% (7)
Ratio of net expenses to average net assets (5)	0.95%	0.95	% (7)
Ratio of net investment income to average net assets (4)	1.43%	1.69	% (7)
Portfolio Turnover Rate (6)	0%	0	% (8)

(1)	The Brookstone Opportunities ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Year Ended	For the Period Ended
	May 31, 2025	May 31, 2024(1)
Net asset value, beginning of period	$26.25	$25.00
Activity from investment operations:
Net investment income (2)	1.86	1.64
Net realized and unrealized gain on investments	0.41	0.95
Total from investment operations	2.27	2.59
Less distributions from:
Net investment income	(1.99)	(1.34)
Total distributions	(1.99)	(1.34)
Paid-in-Capital From Redemption Fees	—	—
Net asset value, end of period	$26.53	$26.25
Total return (3)	8.86%	10.45	% (8)
Net assets, at end of period (000s)	$37,942	$33,078
Ratio of gross expenses to average net assets (5)	0.99%	1.37	% (7)
Ratio of net expenses to average net assets (5)	0.95%	0.95	% (7)
Ratio of net investment income to average net assets (4)	6.98%	9.19	% (7)
Portfolio Turnover Rate (6)	81%	77	% (8)

(1)	The Brookstone Yield ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2025

1.	ORGANIZATION

The Brookstone Dividend Stock ETF (“BAMD”), Brookstone Growth Stock ETF (“BAMG”), Brookstone Value Stock ETF (“BAMV”), Brookstone Intermediate Bond ETF (“BAMB”), Brookstone Ultra-Short Bond ETF (“BAMU”), Brookstone Active ETF (“BAMA”), Brookstone Opportunities ETF (“BAMO”) and Brookstone Yield ETF (“BAMY”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BAMB, BAMU, BAMA, BAMO and BAMY are each a “fund of funds”, in that each Fund will generally invest in other investment companies.

BAMD’s investment objective seeks to provide income and capital appreciation. BAMG’s and BAMV’s investment objective seeks to provide capital appreciation. BAMB’s, BAMY’s and BAMU’s investment objective seeks to provide current income. BAMA’s and BAMO’s investment objective seeks to provide total return. BAMD, BAMA, BAMO and BAMY commenced operations on September 27, 2023. BAMG, BAMV, BAMB and BAMU commenced operations on September 26, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

Securities Valuation – The Funds record their investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values (“NAV”) as reported by such investment companies. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold investments, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has designated the Funds’ adviser as it’s “Valuation Designee” for execution of these procedures. The adviser may also enlist third-party consultants such as an a valuation specialist at a public accounting firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process - Applicable investments are valued pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private placements or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Valuation Designee is unable to obtain a current

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

bid from such independent dealers or other independent parties, the adviser shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2025 for each Fund’s assets measured at fair value:

BAMD

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$91,653,647	$—	$—	$91,653,647
Total	$91,653,647	$—	$—	$91,653,647

BAMG

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$105,330,641	$—	$—	$105,330,641
Total	$105,330,641	$—	$—	$105,330,641

BAMV

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$94,209,322	$—	$—	$94,209,322
Total	$94,209,322	$—	$—	$94,209,322

BAMB

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$62,608,445	$—	$—	$62,608,445
Total	$62,608,445	$—	$—	$62,608,445

BAMU

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$71,469,942	$—	$—	$71,469,942
Total	$71,469,942	$—	$—	$71,469,942

BAMA

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$40,846,734	$—	$—	$40,846,734
Total	$40,846,734	$—	$—	$40,846,734

BAMO

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$39,033,872	$—	$—	$39,033,872
Total	$39,033,872	$—	$—	$39,033,872

BAMY

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$37,872,580	$—	$—	$37,872,580
Total	$37,872,580	$—	$—	$37,872,580

The Funds did not hold any Level 2 or 3 securities during the year.

*	See Schedules of Investments for industry classification.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. An index ETF represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis and includes amortization and accretion, which is recorded using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for each Fund. Distributable net realized capital gains, if any, are declared and distributed annually to comply with distribution requirements. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Funds did not incur any interest or penalties. The Funds typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

3.	INVESTMENT TRANSACTIONS

For the year ended May 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to:

Fund	Purchases	Sales
BAMD	$16,735,083	$16,631,122
BAMG	58,824,871	59,072,417
BAMV	59,503,608	60,657,086
BAMB	32,263,498	32,325,983
BAMU	13,714,706	12,971,823
BAMA	—	—
BAMO	—	—
BAMY	28,869,711	29,294,006

For the year ended May 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to:

Fund	Purchases	Sales
BAMD	$51,837,148	$39,237,092
BAMG	122,309,927	107,852,925
BAMV	82,165,989	67,171,816
BAMB	31,827,994	25,301,743
BAMU	10,483,582	943,364
BAMA	4,445,289	2,361,980
BAMO	13,402,926	11,172,358
BAMY	5,014,780	531,409

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Brookstone Asset Management, LLC serves as the Funds’ investment adviser (the “Adviser”) pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. During the year ended May 31, 2025, the Adviser earned the following fees:

Fund	Annual Rate	Advisory Fee
BAMD	0.65%	$581,357	*
BAMG	0.65%	628,441	*
BAMV	0.65%	558,270	*
BAMB	0.65%	388,724	*
BAMU	0.65%	450,770	*
BAMA	0.65%	256,149
BAMO	0.65%	240,774
BAMY	0.65%	232,349

*	Includes fees recouped by the Adviser, see table below.

Pursuant to a written agreement (the “Waiver Agreement”), the Adviser has contractually agreed, until at least September 30, 2025, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.95% of average daily net assets of each Fund; subject to possible recoupment from the applicable Fund in future years within the three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance. If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the operating expenses attributable to the Funds are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the expenses to exceed the expense limitation. If the Funds’ operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

During the year ended May 31, 2025, the Adviser waived fees and/or reimbursed expenses, pursuant to the Waiver Agreement, in the amounts of:

	Fees waived	Fees recouped
	(reimbursed) by	by the
Fund	the Adviser	Adviser
BAMD	$—	$17,724
BAMG	—	14,170
BAMV	—	13,736
BAMB	—	10,145
BAMU	—	20,088
BAMA	16,995	—
BAMO	21,205	—
BAMY	14,217	—

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through May 31 of the year indicated.

Fund	2027	2028
BAMD	$—	$—
BAMG	—	—
BAMV	—	—
BAMB	38,151	—
BAMU	13,715	—
BAMA	69,341	16,995
BAMO	71,130	21,205
BAMY	72,230	14,217

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to fund shares. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of fund shares for such distribution and shareholder service activities. As of May 31, 2025 the Plan has not been activated. For the year ended May 31, 2025, the Funds did not incur any distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended May 31, 2025, there were no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds, which

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

are included in administrative service fees in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund, which are included in compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses in the Statements of Operations.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and thier ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets. For the year ended May 31, 2025, the Funds received the following fees:

Fund	Variable Fees	Fixed Fees
BAMD	$—	$13,000
BAMG	—	11,250
BAMV	—	11,500
BAMB	—	4,250
BAMU	—	5,000
BAMA	—	4,500
BAMO	—	4,500
BAMY	—	2,500

The Transaction Fees for the Funds are listed in the table below:

Fee for in-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	UNDERLYING FUND RISK

Other investment companies including ETFs (“Underlying Funds”) in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other ETFs that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the corresponding Funds. ETFs may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to purchase by the Funds.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION-TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation on May 31, 2025, were as follows:

	Cost for			Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
Portfolio	Purposes	Appreciation	Depreciation	(Depreciation)
BAMD	$89,524,029	$7,947,933	$(5,818,315)	$2,129,618
BAMG	104,604,661	3,929,990	(3,204,010)	725,980
BAMV	94,962,280	4,186,893	(4,939,851)	(752,958)
BAMB	61,519,219	1,164,558	(75,332)	1,089,226
BAMU	71,367,483	107,898	(5,439)	102,459
BAMA	34,795,212	6,051,522	—	6,051,522
BAMO	35,918,754	3,120,903	(5,785)	3,115,118
BAMY	36,821,311	1,073,299	(22,030)	1,051,269

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the year/period ended May 31, 2025 and 2024 was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
5/31/2025	Income	Capital Gains	Capital	Total
BAMD	$3,939,254	$17,882	$—	$3,957,136
BAMG	1,257,065	—	—	1,257,065
BAMV	3,099,553	9,969	—	3,109,522
BAMB	1,635,611	—	—	1,635,611
BAMU	2,433,876	—	—	2,433,876
BAMA	569,312	—	—	569,312
BAMO	536,401	—	—	536,401
BAMY	2,706,613	—	—	2,706,613

For Fiscal Period Ended	Ordinary	Long-Term	Return of
5/31/2024	Income	Capital Gains	Capital	Total
BAMD	$1,526,556	$—	$—	$1,526,556
BAMG	72,992	—	—	72,992
BAMV	491,550	—	—	491,550
BAMB	857,320	—	—	857,320
BAMU	1,296,360	—	—	1,296,360
BAMA	276,252	—	—	276,252
BAMO	302,253	—	—	302,253
BAMY	1,601,515	—	—	1,601,515

As of May 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
BAMD	$882,329	$—	$—	$(565,776)	$(952,913)	$2,129,618	$1,493,258
BAMG	—	—	(3,098,733)	—	—	725,980	(2,372,753)
BAMV	279,567	—	(2,821,922)	—	(277,200)	(752,958)	(3,572,513)
BAMB	418,634	—	(8,518)	(3,773)	(424,468)	1,089,226	1,071,101
BAMU	521,533	21,091	—	—	(527,820)	102,459	117,263
BAMA	114,023	—	—	—	(112,185)	6,051,522	6,053,360
BAMO	107,794	—	—	—	(107,640)	3,115,118	3,115,272
BAMY	730,872	244,708	—	—	(738,166)	1,051,269	1,288,683

The difference between book basis and tax basis undistributed net investment income (losses), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from C-Corporation return of capital distributions. The difference between book basis and tax basis undistributed net investment income/ (loss and other book/tax adjustments is primarily attributable to the adjustments for accrued dividends payable.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The BAMG incurred and elected to defer such late year losses of $24,462.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
BAMD	$—
BAMG	3,074,271
BAMV	2,821,922
BAMB	8,518
BAMU	—
BAMA	—
BAMO	—
BAMY	—

At May 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Capital Loss Carry Forward
	Short-Term	Long-Term	Total	Utilized
BAMD	352,877	212,899	565,776	—
BAMG	—	—	—	—
BAMV	—	—	—	—
BAMB	3,773	—	3,773	—
BAMU	—	—	—	—
BAMA	—	—	—	—
BAMO	—	—	—	—
BAMY	—	—	—	—

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, distributions in excess, and adjustments for prior year tax returns, resulted in reclassifications for the tax year ended May 31, 2025, as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Deficits)
BAMD	$11,751,050	$(11,751,050)
BAMG	22,819,124	(22,819,124)
BAMV	15,126,090	(15,126,090)
BAMB	854,314	(854,314)
BAMU	1,279	(1,279)
BAMA	405,102	(405,102)
BAMO	2,550,605	(2,550,605)
BAMY	(158,721)	158,721

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

BAMO currently invests a portion of its assets in the Vanguard S&P 500 ETF (“Vanguard”). Vanguard is registered under the 1940 Act as an open-end management investment company. BAMO may redeem its investments in Vanguard at any time if the Adviser determines that it is in the best interest of BAMO, and its shareholders to do so. The performance of BAMO will be directly affected by the performance of Vanguard. The financial statements of Vanguard, including its portfolios of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with BAMO’s financial statements. As of May 31, 2025, the percentage of BAMO’s net assets invested in Vanguard was 26.4%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Brookstone Dividend Stock ETF, Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, Brookstone Ultra-Short Bond ETF, Brookstone Active ETF, Brookstone Opportunities ETF, and Brookstone Yield ETF and
Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Northern Lights Fund Trust IV comprising the funds listed below (the “Funds”) as of May 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statements of
	Statements of	Changes in Net
Fund Name	Operations	Assets	Financial Highlights
Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, and Brookstone Ultra-Short Bond ETF	For the year ended May 31, 2025	For the year ended May 31, 2025 and for the period from September 26, 2023 (commencement of operations) through May 31, 2024
Brookstone Dividend Stock ETF, Brookstone Active ETF, Brookstone Opportunities ETF, and Brookstone Yield ETF	For the year ended May 31, 2025	For the year ended May 31, 2025 and for the period from September 27, 2023 (commencement of operations) through May 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 29, 2025

Brookstone ETFs
ADDITIONAL INFORMATION
May 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures – Proxy Voting Policy

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies, is available without charge upon request by (i) calling 888-562-8880; (ii) visiting the Funds’ website at www.brookstoneam.com; or (iii) referring to the SEC’s website at http://www.sec.gov.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of the Investment Advisory Agreement with Brookstone Asset Management, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on January 23, 2025 (the “Meeting”), the Board, all of who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Brookstone Advisory Agreement”) between Brookstone Asset Management, LLC (“Brookstone”) and the Trust, with respect to Brookstone Active ETF (“BAMA”), Brookstone Dividend Stock ETF (“BAMD”), Brookstone Growth Stock ETF (“BAMG”), Brookstone Intermediate Term Bond ETF (“BAMB”), Brookstone Opportunities ETF (“BAMO”), Brookstone Ultra-Short Bond ETF (“BAMU”), Brookstone Value Stock ETF (“BAMV”) and Brookstone Yield ETF (“BAMY”) (collectively, the “Brookstone ETFs”). In considering the renewal of the Brookstone Advisory Agreement, the Board received materials specifically relating to the Brookstone Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Brookstone Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Brookstone Advisory Agreement on behalf of BAMA, BAMD, BAMG, BAMB, BAMO, BAMU, BAMV and BAMY and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Brookstone Advisory Agreement.

Nature, Extent, and Quality of Services. The Board reviewed the key personnel servicing the Brookstone ETFs. The Board noted that Brookstone provided various investment advisory

Brookstone ETFs
ADDITIONAL INFORMATION (Continued)
May 31, 2025

services to the Brookstone ETFs, including qualitative research, compliance services, marketing and analysis of the actively managed Brookstone ETFs. The Board reviewed Brookstone’s investment team’s process regarding market research and analysis, which provided value in determining the investments selected for the Brookstone ETFs. The Board observed that Brookstone’s best execution committee reviewed and selected broker-dealers for portfolio transactions based on various criteria. The Board reviewed Brookstone’s evaluation of the Brookstone ETFs’ bid/ask spread and volume, noting no issues reported. The Board noted that Brookstone reported no compliance issues nor material litigation actions. The Board concluded that it could expect Brookstone to continue providing satisfactory service to the Brookstone ETFs and their shareholders.

Performance.

BAMA. The Board observed that BAMA outperformed its benchmark index, the Dow Jones US Select Dividend Index, its peer group median and the Morningstar category median for the 1-year period ended October 31, 2024 and since inception period. The Board also noted the relatively short time BAMA has been in existence, and the challenges of reviewing performance over such a short period. The Board concluded that BAMA’s performance was satisfactory.

BAMD. The Board observed that BAMD outperformed its benchmark index, the S&P 500 Total Return Index, and its peer group median and Morningstar category median for the 1-year period ended October 31, 2024 and since inception period. The Board also noted the relatively short time the BAMD has been in existence, and the challenges of reviewing performance over such a short period. The Board concluded that BAMD’s performance was satisfactory.

BAMG. The Board observed that BAMG underperformed its benchmark index, the S&P 500 Growth Index and its peer group and Morningstar category medians during the 1-year period ended October 31, 2024 and since inception period. The Board noted Brookstone’s assertion that the underperformance could be attributed to the equal-weight approach of BAMG compared to the market capitalization weighting of the index. The Board also noted the relatively short time the BAMG has been in existence, and the challenges of reviewing performance over such a short period. The Board concluded that the BAMG’s performance was acceptable.

BAMB. The Board observed that BAMB underperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index, and its peer group and Morningstar category medians during the 1-year period ended October 31, 2024 and since inception period. The Board noted Brookstone’s assertion that the underperformance could be attributable to BAMB’s asset allocation effect relative to the benchmark. The Board also noted the relatively short time the BAMB has been in existence, and the challenges of reviewing performance over such a short period. The Board concluded that BAMB’s performance was acceptable.

Brookstone ETFs
ADDITIONAL INFORMATION (Continued)
May 31, 2025

BAMO. The Board noted that BAMO underperformed its benchmark index, the Dow Jones Moderate Portfolio Index, during the 1-year period ended October 31, 2024 but outperformed its peer group and Morningstar category medians for the same period. The Board observed that BAMO outperformed its benchmark index, Morningstar category median and peer group median since inception. The Board also noted the relatively short time the BAMO has been in existence, and the challenges of reviewing performance over such a short period. The Board concluded that BAMO’s performance was satisfactory.

BAMU. The Board noted that BAMU underperformed its benchmark index, the Bloomberg US Treasury Bills 1-3 Months Index, as well as its peer group and Morningstar category averages during the 1-year period ended October 31, 2024 and since inception period. The Board noted Brookstone’s assertion that the underperformance could be attributed to the higher overall duration of 0.374 for BAMU relative to the benchmark’s duration of 0.13 years. The Board also noted the relatively short time the BAMU has been in existence, and the challenges of reviewing performance over such a short period. The Board concluded that BAMU’s performance was acceptable.

BAMV. The Board observed that BAMV underperformed its benchmark index, the S&P 500 Value Index and Morningstar category median during the 1-year period ended October 31, 2024 and since inception period, but BAMV outperformed its peer group median across all periods. The Board noted Brookstone’s assertion that the underperformance could be attributed to stock selection. The Board also noted the relatively short time the BAMV has been in existence, and the challenges of reviewing performance over such a short period. The Board concluded that BAMV’s performance was acceptable.

BAMY. The Board noted that BAMY slightly underperformed its benchmark index, the Bloomberg U.S. Corporate High Yield Index, and underperformed the Morningstar category median during the 1-year period ended October 31, 2024 and since inception period. The Board further noted that BAMY outperformed its peer group median across all periods. The Board also noted the relatively short time the BAMY has been in existence, and the challenges of reviewing performance over such a short period. The Board concluded that BAMY’s performance was acceptable.

Fees and Expenses.

BAMA. The Board observed that BAMA’s advisory fee of 0.65% was equal to the peer group and Morningstar category medians but lower than the peer group average and the Morningstar category high. The Board further observed that the advisory fee for BAMA ranked 4th out of 8 peers. The Board noted that BAMA’s net expense ratio of 0.95% was higher than the peer group and Morningstar category averages and medians but lower than the highs of each. The Board noted Brookstone’s intention to enter into an expense limitation

Brookstone ETFs
ADDITIONAL INFORMATION (Continued)
May 31, 2025

agreement with respect to BAMA. The Board determined that the advisory fee charged by Brookstone for BAMA was not unreasonable.

BAMD. The Board noted that BAMD’s advisory fee of 0.65% was higher than the peer group and Morningstar category medians and averages, but lower than the highs of each. The Board noted that the advisory fee for BAMD ranked 10th out of 14 peers. The Board further noted that BAMD’s net expense ratio of 0.95% was higher than its peer group and Morningstar category averages and medians, but equal to the Morningstar category high. The Board noted Brookstone’s intention to enter into an expense limitation agreement with respect to BAMD. The Board determined that the advisory fee charged by Brookstone for BAMD was not unreasonable.

BAMG. The Board observed that BAMG’s advisory fee of 0.65% was higher than the peer group and Morningstar category averages and medians but equal to the high of the peer group and lower than the high of the Morningstar category. The Board further observed that the advisory fee for BAMG ranked 11th out of 15 peers. The Board noted Brookstone’s assertion that the advisory fee was reasonable given the proprietary research and strategy of BAMG. The Board further observed that BAMG’s net expense ratio of 0.95% was higher than the peer group and Morningstar category averages and medians but lower than the highs of each. The Board noted Brookstone’s intention to enter into an expense limitation agreement with respect to BAMG. The Board determined that the advisory fee charged by Brookstone for BAMG was not unreasonable.

BAMB. The Board observed that BAMB’s advisory fee of 0.65% was higher than the peer group and Morningstar category averages and medians but lower than the highs of each. The Board further observed that the advisory fee for BAMB ranked 10th out of 11 peers. The Board noted that BAMB’s net expense ratio of 0.95% was higher than the peer group and Morningstar category medians and averages but equal to the high of the Morningstar category. The Board noted Brookstone’s intention to enter into an expense limitation agreement with respect to BAMB. The Board determined that the advisory fee charged by Brookstone for BAMB was not unreasonable.

BAMO. The Board observed that BAMO’s advisory fee of 0.65% was lower than the Morningstar category average and median and the peer group average. The Board further observed that the advisory fee for BAMO ranked 5th out of 11 peers. The Board noted that the net expense ratio of 0.95% was higher than the Morningstar category and peer group averages and medians but lower than the highs of each. The Board noted Brookstone’s intention to enter into an expense limitation agreement with respect to BAMO. The Board determined that the advisory fee charged by Brookstone for BAMO was not unreasonable.

BAMU. The Board noted that BAMU’s advisory fee of 0.65% and net expense ratio of 0.95% was higher than the peer group and Morningstar category averages and medians but equal to the highs of the Morningstar category. The Board observed that the advisory fee for BAMU

Brookstone ETFs
ADDITIONAL INFORMATION (Continued)
May 31, 2025

ranked 12th out of 12 peers. The Board noted Brookstone’s intention to enter into an expense limitation agreement with respect to BAMU. The Board determined that the advisory fee charged by Brookstone for BAMU was not unreasonable.

BAMV. The Board noted that BAMV’s advisory fee of 0.65% was higher than the peer group and Morningstar category averages and medians but lower than the highs of each. The Board further noted that the advisory fee for BAMV ranked 9th out of 11 peers. The Board observed that the net expense ratio of 0.95% was higher than the peer group and Morningstar category averages and medians but equal to the high of the Morningstar category. The Board noted Brookstone’s intention to enter into an expense limitation agreement with respect to BAMV. The Board determined that the advisory fee charged by Brookstone for BAMV was not unreasonable.

BAMY. The Board observed that the advisory fee of 0.65% for BAMY was equal to the Morningstar category median and below the peer group average and median. The Board further observed that the advisory fee for BAMY ranked 4th out of 10 peers. The Board noted that the net expense ratio of 0.95% was higher than the peer group and Morningstar category averages and medians but lower than the highs of each. The Board noted Brookstone’s intention to enter into an expense limitation agreement with respect to BAMY. The Board determined that the advisory fee charged by Brookstone for BAMY was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Brookstone for each of the Brookstone ETFs. The Board observed that Brookstone was earning a reasonable profit from each of the Brookstone ETFs given the time, risk and financial commitment involved in managing each of the Brookstone ETFs. The Board determined that excessive profitability was not an issue for Brookstone with respect to each of the Brookstone ETFs at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of the Brookstone ETFs. The Board noted that Brookstone had indicated a willingness to evaluate the appropriateness of breakpoints at higher asset levels. The Board agreed to monitor and revisit the issue at the appropriate time.

Conclusion. Having requested such information from Brookstone as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement with Brookstone on behalf of the Brookstone ETFs was in the best interests of each Brookstone ETF and its shareholders.

INVESTMENT ADVISER
Brookstone Asset Management, LLC
1745 S Naperville Rd
Wheaton, IL 60189

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

BROOK ETF-A25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Northern Lights Fund Trust IV

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer/President
Date: 08/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer/President
Date: 08/08/2025

By	/s/ Sam Singh
Sam Singh
Principal Financial Officer/Treasurer
Date: 08/08/2025